Income tax - Summary of Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Major components of tax expense (income) [abstract]
Current year	$ 3,006	$ 1,510
Changes in prior years position	(803)	(1,682)
Current tax expense/(recovery)	2,203	(172)
Origination and reversal of temporary differences	(4,733)	(2,236)
Changes in tax rate & deferred tax asset not recognized	918	(588)
Changes in prior years position	772	174
Recognition of previously unrecognized tax losses	0	(110)
Deferred tax recovery	$ (3,043)	$ (2,760)